Business and Basis of Presentation - Summary of Carrying Value of Dave OD's Assets and Liabilities (Detail) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Member advances,Allowance for unrecoverable advances	$ 11,995	$ 12,580
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Member advances,Allowance for unrecoverable advances	$ 1,315